Supplemental Cash Flow Information - Details of Income Taxes (Paid) Received (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income taxes [line items]
Operating activities	$ (270)	$ (57)
Total income taxes paid	(308)	(191)
Discontinued operations [member]
Disclosure of income taxes [line items]
Operating activities	$ (38)	(151)
Investing activities - discontinued operations		$ 17